Label	Element	Value
Rank Group Limited [Member]
Noncash Advances From Related Parties	rghl_NoncashAdvancesFromRelatedParties	$ 24,000,000
Noncash Advances To Related Parties	rghl_NoncashAdvancesToRelatedParties	23,000,000
Packaging Holdings Limited [Member]
Noncash Advances To Related Parties	rghl_NoncashAdvancesToRelatedParties	$ 1,000,000